Investment securities - Mortgage-backed, Asset-backed Securities (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Federal National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 213.5	$ 235.9
Federal Home Loan Mortgage Corporation
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	131.4	165.0
Government National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	32.6	52.2
Agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	377.5	453.1
Commercial
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	101.9	60.9
Residential
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	9.2	13.9
Non-agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	111.1	74.8
Mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	488.6	527.9
Collateralized loan obligations
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	642.9	417.0
Vehicle receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	23.4	32.9
Credit card receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	3.2	5.7
Other
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	14.2	31.2
Asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	683.7	486.8
Mortgage-backed and asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 1,172.3	$ 1,014.7